Document and Entity Information Document	12 Months Ended
Dec. 31, 2013
Document and Entity Information [Abstract]
Entity Registrant Name	Quad/Graphics, Inc.
Entity Central Index Key	0001481792
Document Type	8-K
Document Period End Date	Sep. 30, 2014
Amendment Flag	false